Other Income/ Expense, Net (Tables)	12 Months Ended
Mar. 31, 2018
Other Income and Expenses [Abstract]
Schedule of Other Income (Expense)
The following table summarizes components of other income, net:

	Fiscal Years Ended
(in millions)	March 31, 2018	March 31, 2017	April 1, 2016
Non-service cost components of net periodic pension (income) expense	$(509)	$(7)	$26
Foreign currency gain	(71)	(8)	(1)
Other gain	(13)	(2)	(8)
Totals	$(593)	$(17)	$17